BASIS OF PRESENTATION, LIQUIDITY	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
BASIS OF PRESENTATION, LIQUIDITY

NOTE 1-BASIS OF PRESENTATION, LIQUIDITY

UTStarcom Holdings Corp., and its wholly owned subsidiaries (collectively, the “Company”), a Cayman Islands corporation incorporated in 2011, is a global telecom infrastructure provider dedicated to developing technology that will serve the rapidly growing demand for bandwidth from mobile, streaming and other applications. The Company works with carriers from Asia to the Americas, to meet this demand through a range of innovative broadband packet optical transport and wireless/fixed-line access products and solutions.

UTStarcom Inc. was founded in 1991 and started trading on NASDAQ in 2000. On June 24, 2011, the stockholders of UTStarcom Inc. approved the proposed merger (the “Merger”), to reorganize UTStarcom, Inc. as a Cayman Islands company. Pursuant to the approval of the shareholders, UTSI Mergeco Inc., a Delaware corporation and a wholly-owned subsidiary of UTStarcom Holdings Corp., merged with and into the existing public company, UTStarcom, Inc., which is incorporated under the laws of the State of Delaware. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries.

Also pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. The Company’s business is conducted in substantially the same manner as was conducted by UTStarcom, Inc. The transaction was accounted for as a legal re-organization of entities under common control. The accompanying consolidated financial statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. All intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

The accompanying Consolidated Balance Sheets as of December 31, 2018 and 2017, and the Consolidated Statements of Operations and Comprehensive Income for each of the three years ended December 31, 2018, 2017 and 2016 have been prepared by the Company is in conformity with generally accepted accounting principles in the United States (“US GAAP”).

The accompanying consolidated financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and considers the Company’s current financial status, business operation, market strategy, and products development in the twelve months following the issuance date of these financial statements. The Company has concluded there was no substantial doubt about the Company’s ability to continue as a going concern.

The Company earned net income attributable to UTStarcom Holdings Corp. of $4.8 million, $7.0 million and $0.3 million during the years ended December 31, 2018, 2017, and 2016, respectively. As of December 31, 2018 and 2017, the Company had an accumulated deficit of $1,212.8 million and $1,226.2 million, respectively. The Company used net cash from operations of $26.1 million, and generated net cash inflow from operation of $3.8 million and $5.7 million during the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018 and 2017, the Company had cash and cash equivalents of $57.0 million and $79.7 million, of which $8.9 million and $7.9 million, respectively, were held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The Company’s China subsidiaries are subject to pre-approval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on foreign currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China. The Company’s China subsidiaries have no accumulated profit as of December 31, 2018 determined in accordance with Chinese accounting standards that can be paid as dividends. In 2018, 2017 and 2016, the Company’s China subsidiaries did not pay dividends.